Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal				$ (61)	$ (64)
State				(30)	(39)
Total				(91)	(103)
Federal				0	0
State				0	0
Total provision for income taxes	$ (26)	$ (32)	$ (81)	$ (91)	$ (103)